LEGAL RELATED AND NON LEGAL RELATED PROVISIONS	12 Months Ended
Dec. 31, 2020
LEGAL RELATED AND NON LEGAL RELATED PROVISIONS
LEGAL RELATED AND NON LEGAL RELATED PROVISIONS

NOTE 23 – LEGAL RELATED AND NON LEGAL RELATED PROVISIONS

The following table shows movement of provisions during the years ended on December 31, 2020,  2019 and 2018 are as follows:

	Legal related		Non legal related		Total
Balance as of January 01, 2018	Ps.	165,353	Ps.	543,479	Ps.	708,832
Provisions increase during the year		98,473		190,686		289,159
Use of provisions		(73,086)		(149,026)		(222,112)
Amounts reversed due to provisions not utilized		(64,562)		(19,852)		(84,414)
Reclassifications		(249)		4,072		3,823
Balance as of December 31, 2018	Ps.	125,929	Ps.	569,359	Ps.	695,288
Impact of the adoption of IFRS 16 (1)		—		32,107		32,107
Balance as of January 01, 2019	Ps.	125,929	Ps.	601,466	Ps.	727,395
Provisions increase during the year		116,627		177,606		294,233
Use of provisions		(34,603)		(52,296)		(86,899)
Amounts reversed due to provisions not utilized		(13,296)		(51,905)		(65,201)
Effect of movements in exchange rates		23		(909)		(886)
Balance as of December 31, 2019	Ps.	194,680	Ps.	673,962	Ps.	868,642
Business combination (2)		2,417		1,415		3,832
Provisions increase during the year		190,248		118,580		308,828
Use of provisions		(20,787)		(86,746)		(107,533)
Amounts reversed due to provisions not utilized		(124,616)		(41,183)		(165,799)
Effect of movements in exchange rates		(168)		5,048		4,880
Balance as of December 31, 2020	Ps.	241,774	Ps.	671,076	Ps.	912,850
(1)	See Note 2 (2.4).
(2)	Includes recognition of the business combination on Multi Financial Group, Inc., (see note 35).

Estimated period of time to be resolved	Legal related		Non legal related		Total
Within twelve months	Ps.	21,238	Ps.	259,161	Ps.	280,399
After twelve months		220,536		411,915		632,451
Total	Ps.	241,774	Ps.	671,076	Ps.	912,850

Legal related:

Administrative proceedings

At December 31, 2020 and 2019 the outstanding balance of provisions recorded for administrative proceedings were Ps.  67,765 and Ps. 18,391, respectively, by way of claims for administrative or judicial processes of a tax nature, initiated by national and local authorities that establish, in some cases sanctions in which the subsidiaries of Grupo Aval would incur.

Labor proceedings

At December 31, 2020 and 2019, the outstanding balance of provisions recorded for labor proceedings were Ps. 34,252 and Ps. 38,848, respectively. Labor proceedings include labor pursuits, indemnities for former employees against some  subsidiaries of Grupo Aval. The time expected for resolution is uncertain due to the fact that each proceeding is based on different instances. However, historically most cases have been resolved in favor of Grupo Aval..

Other proceedings

At December 31, 2020 and 2019 the outstanding balance of other legal provisions recorded were Ps. 139,757 and Ps. 137,441, respectively, being the most representative:

•	Provisions were made to cover claims for nullity of affiliations to the Porvenir´s were Ps. 107,484 and Ps. 105,118, respectively.

Non-legal related:

At December 31, 2020 and 2019 the outstanding balance of non-legal related provisions recorded amounting were Ps. 671,076 and Ps. 673,962, respectively, are mainly comprised by:

•

Provisions in Corficolombiana affiliates of Ps. 244,490 and Ps. 259,185 respectively, associated with the maintenance, restoration and rehabilitation of constructions and buildings, professional fees relating to development of concession contracts.

•

Provisions in Porvenir´s subsidiary of Ps. 230,095 and Ps. 233,128 respectively, where the main provision balance corresponds to the undercapitalized accounts, these are individual pension accounts called "Fondo de Pensiones Obligatorias Especial Porvenir de Retiro Programado", which according to actuarial projections do not have the required balance to achieve minimum pension payment, and thus have to be provisioned for the expected difference.

•	Provisions of several subsidiaries of Grupo Aval of Ps. 83,184 and Ps. 85,385, respectively, corresponding to the dismantling of ATMs and offices.
•	Provisions of Ps. 67,393 and Ps. 49,962 respectively, for losses on loan commitments (see note 4.1.5 Loan commitments and financial guarantee contracts).